Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [Abstract]
Schedule of Cash and Cash Equivalents

Details of cash and cash equivalents are as follows (Unit: Korean Won in millions):

	December 31, 2017	December 31, 2018
Cash	2,009,363	2,107,861
Foreign currencies	617,155	725,083
Demand deposits	3,423,355	3,512,216
Fixed deposits	858,413	402,734

Total	6,908,286	6,747,894

Significant transactions of investing activities and financing activities not involving cash inflows and outflows

Significant transactions of investing activities and financing activities not involving cash inflows and outflows are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2017	2018
Changes in other comprehensive income related to valuation of financial assets at FVTOCI	—	2,505
Changes in other comprehensive income related to available-for-sale securities	(84,498)	—
Changes in other comprehensive income related to valuation of equity method investments	612	2,958
Changes in other comprehensive income related to valuation gain or loss on cash flow hedge	777	(4,646)
Changes in financial assets at FVTOCI as a result of debt-equity swap	—	14,378
Changes in investments in associates due to debt-equity swap	51,227	—
Changes in investments in associates due to accounts transfer	(62,571)	(89,151)
Changes in unpaid dividends on hybrid equity securities	(10,658)	3,569
Changes in equity related to assets held for sale	4,145	(4,145)
Classified to assets held for sale from premises and equipment	—	6,243

Adjustments of liabilities from financing activities

Adjustments of liabilities from financing activities in current year are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2017
	January 1, 2017	Cash flow	Not involving cash inflows and outflows			December 31, 2017
			Foreign Exchange	Variation of gains on valuation of hedged items	Others
Borrowings	18,769,515	(3,634,883)	(350,429)	—	503	14,784,706
Debentures	23,565,449	4,817,701	(478,249)	(39,373)	4,123	27,869,651

Total	42,334,964	1,182,818	(828,678)	(39,373)	4,626	42,654,357

	For the year ended December 31, 2018
	January 1, 2018	Cash flow	Not involving cash inflows and outflows			December 31, 2018
			Foreign Exchange	Variation of gains on valuation of hedged items	Others
Borrowings	14,784,706	1,257,121	161,078	—	81	16,202,986
Debentures	27,869,651	612,331	267,339	(25,498)	12,039	28,735,862

Total	42,654,357	1,869,452	428,417	(25,498)	12,120	44,938,848